Related Party Transactions (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Dec. 04, 2020	Dec. 31, 2020	Dec. 01, 2020	Feb. 21, 2020	Oct. 20, 2017
Related Party Transactions (Details) [Line Items]
Sponsor services fees			$ 20,000	$ 20,000
Unsecured promissory note					$ 250,000
Additional unsecured promissory note					50,000
Outstanding under such promissory notes		$ 250,000
Sponsors and Independent Directors [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Aggregate loan amount	$ 970,000
Promissory Note	$ 2,000,000
Price per warrant (in Dollars per share)	$ 1.50
Sponsors [Member]
Related Party Transactions (Details) [Line Items]
Unsecured promissory note			$ 50,000		$ 50,000	$ 150,000